Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026
Motor Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Computer equipments [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Shorter of useful life or remaining lease term	Leasehold improvements [Member]